ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2016
AirMedia Online Network Technology Co., Ltd. ("AM Online") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 30, 2015
Place of incorporation	the PRC
Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 13, 2007
Place of incorporation	the PRC
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	the PRC
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Oct. 17, 2008
Place of incorporation	the PRC
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 23, 2009
Place of incorporation	the PRC
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Feb. 01, 2010
Place of incorporation	the PRC
Beijing GreatView Media Advertising Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	the PRC
Guangzhou Meizheng Advertising Co., Ltd. ("Guangzhou Meizheng") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 17, 2013
Place of incorporation	the PRC
Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. ("AM Jiaming") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Dec. 31, 2015
Place of incorporation	the PRC
Meizheng Network Information Technology Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 08, 2016
Place of incorporation	the PRC
Airmedia Network Technology Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 18, 2016
Place of incorporation	the PRC
Wangfan Network Technology Co.,Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 06, 2016
Place of incorporation	the PRC
Shandong Airmedia Car Safety Technology Co.,Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 21, 2016
Place of incorporation	the PRC
Dingsheng Ruizhi Beiing Investment Consulting Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 25, 2016
Place of incorporation	the PRC
Beijing AirMedia Shengshi Advertising Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 07, 2005
Place of incorporation	the PRC
Beijing AirMedia Jiaming Advertising Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 01, 2007
Place of incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co., Ltd. ("AM Yuehang") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 16, 2008
Place of incorporation	the PRC
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 19, 2005
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 06, 2006
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Dec. 31, 2007
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Broad Cosmos Enterprises Ltd. (“Broad Cosmos”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands ("BVI")
Percentage of economic ownership	100.00%
AirMedia International Limited ("AM International") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia (China) Limited ("AM China") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Beijing AirMedia Tianyi Information Technology Co., Ltd. ("AM Tianyi") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 25, 2013
Place of incorporation	the PRC
Guangzhou Xinyu Advertising Co., Ltd. ("Guangzhou Xinyu") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Feb. 02, 2015
Place of incorporation	the PRC
AirMedia Mobile Network Technology Co., Ltd. ("AM Mobile") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 23, 2015
Place of incorporation	the PRC
Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 18, 2015
Place of incorporation	the PRC
AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 27, 2015
Place of incorporation	the PRC